CONVERTIBLE PROMISSORY NOTES (Details Textual) (USD $)	12 Months Ended		28 Months Ended					0 Months Ended	1 Months Ended		12 Months Ended					1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended					1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	2 Months Ended					1 Months Ended			1 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Jun. 30, 2012 Common Stock	Jun. 19, 2012 Common Stock	Apr. 30, 2012 Common Stock	Feb. 23, 2012 Convertible Series D Preferred Stock	Mar. 30, 2012 Convertible Series D Preferred Stock	Feb. 21, 2012 Convertible Series D Preferred Stock	Dec. 31, 2013 Convertible Series D Preferred Stock	Dec. 31, 2012 Convertible Series D Preferred Stock	Sep. 30, 2014 Convertible Series D Preferred Stock	Jun. 30, 2012 Convertible Series D Preferred Stock	Mar. 30, 2012 Frost Gamma Investments Trust Convertible Series D Preferred Stock	Mar. 30, 2012 March Note Assignment and Assumption Agreement Convertible Series D Preferred Stock	Sep. 14, 2011 9% senior convertible promissory notes	Mar. 30, 2012 9% senior convertible promissory notes	Dec. 31, 2012 9% senior convertible promissory notes	Mar. 30, 2012 9% senior convertible promissory notes Convertible Series D Preferred Stock	Feb. 23, 2012 9% senior convertible promissory notes Platinum Convertible Series D Preferred Stock	Feb. 23, 2012 9% senior convertible promissory notes Lakewood Convertible Series D Preferred Stock	Dec. 31, 2013 Senior secured convertible promissory notes	Dec. 31, 2012 Senior secured convertible promissory notes	Oct. 31, 2011 Senior secured convertible promissory notes	Mar. 30, 2012 Senior secured convertible promissory notes Frost Gamma Investments Trust	Dec. 31, 2012 Senior secured convertible promissory notes Frost Gamma Investments Trust	Mar. 30, 2012 Senior secured convertible promissory notes Frost Gamma Investments Trust Convertible Series D Preferred Stock	Dec. 31, 2012 Senior secured convertible promissory notes Frost Gamma Investments Trust Convertible Series D Preferred Stock	Mar. 29, 2012 Senior secured convertible promissory notes Note Modification Agreements	Dec. 31, 2012 Senior secured convertible promissory notes Note Modification Agreements	Feb. 23, 2012 Senior secured convertible promissory notes Note Modification Agreements	Feb. 23, 2012 Senior secured convertible promissory notes Note Modification Agreements Common Stock	Feb. 23, 2012 Senior secured convertible promissory notes Note Modification Agreements Warrant	Feb. 23, 2012 Senior secured convertible promissory notes Assignment and Assumption Agreement	Feb. 23, 2012 Senior secured convertible promissory notes Assignment and Assumption Agreement Assignee one	Feb. 23, 2012 Senior secured convertible promissory notes Assignment and Assumption Agreement Assignee two	Mar. 30, 2012 Senior secured convertible promissory notes Note Amendment	Mar. 30, 2012 Senior secured convertible promissory notes Note Amendment Common Stock	Mar. 30, 2012 Senior secured convertible promissory notes March Note Assignment and Assumption Agreement	Dec. 31, 2012 Senior secured convertible promissory notes March Note Assignment and Assumption Agreement	Mar. 30, 2012 Senior secured convertible promissory notes March Note Assignment and Assumption Agreement Common Stock	Mar. 30, 2012 Senior secured convertible promissory notes March Note Assignment and Assumption Agreement Convertible Series D Preferred Stock	Dec. 31, 2012 Senior secured convertible promissory notes March Note Assignment and Assumption Agreement Convertible Series D Preferred Stock	Mar. 30, 2012 Senior secured convertible promissory notes March Note Assignment and Assumption Agreement Assignee one	Mar. 30, 2012 Senior secured convertible promissory notes March Note Assignment and Assumption Agreement Assignee one Common Stock	Dec. 31, 2012 Senior secured convertible promissory notes March Note Assignment and Assumption Agreement Assignee one Common Stock	Feb. 23, 2012 Senior secured convertible promissory notes Platinum and Lakewood	Dec. 31, 2013 Senior secured convertible promissory notes Platinum and Lakewood	Aug. 30, 2011 Senior secured convertible promissory notes Platinum and Lakewood	Feb. 23, 2012 Senior secured convertible promissory notes Platinum and Lakewood Assignment and Assumption Agreement	Mar. 30, 2012 Senior secured convertible promissory notes Platinum and Lakewood Note Amendment	Feb. 23, 2012 Senior secured convertible promissory notes Platinum Note Modification Agreements Common Stock	Feb. 23, 2012 Senior secured convertible promissory notes Platinum Note Modification Agreements Warrant	Feb. 23, 2012 Senior secured convertible promissory notes Platinum Assignment and Assumption Agreement	Feb. 23, 2012 Senior secured convertible promissory notes Lakewood Note Modification Agreements Common Stock	Feb. 23, 2012 Senior secured convertible promissory notes Lakewood Note Modification Agreements Warrant	Feb. 23, 2012 Senior secured convertible promissory notes Lakewood Assignment and Assumption Agreement	Dec. 31, 2013 Senior secured convertible promissory notes Relief Canyon
Debt Instrument [Line Items]
Amount of debt issued																	$ 1,715,604																																	$ 8,000,000
Interest rate (as a percent)																	9.00%						9.00%												9.00%
Debt Instrument Period After Entity or Gold Acquisition Begins Producing or Extracting Gold from Mine Used to Determine Payment of Principal and Interest																							18 months																																				3 months
Number of monthly installments for payment of principal																							12
Conversion price (in dollars per share)																	$ 0.50	$ 0.35							$ 0.40	$ 0.35						$ 0.40						$ 0.35		$ 0.35					$ 0.35				$ 0.55
Price of common stock (in dollars per share)																									$ 0.40									$ 0.489
Amount of debt assigned																																								2,992,014											4,000,000
Amount of debt retained by assignors																																				2,400,000	1,600,000																		2,368,183			592,046
Warrants issued under agreement (in shares)																																		5,180,400																				4,144,320			1,036,080
Shares of common stock issued under agreement																																	2,000,000																				1,600,000			400,000
Number of common stock issued for exercise of warrants																														2,967,143
Fair market value of common stock on the date of grant (in dollars per share)					$ 0.36	$ 0.32	$ 0.35																										$ 0.489									$ 0.55				$ 0.55
Fair market value of common stock on the date of grant		978,000																															978,000
Fair market value of warrants on the date of grant (in dollars per share)																																		$ 0.394
Fair market value of warrants on the date of grant																																		2,044,186
Repayments of Debt																					800,000	200,000																										1,039,771
Share Price																									$ 0.40									$ 0.489
Fair Value Assumptions, Expected Volatility Rate								110.00%			110.00%																							110.00%
Fair Value Assumptions, Expected Term								5 years			5 years																							5 years
Fair Value Assumptions, Risk Free Interest Rate								0.88%			0.88%																							0.88%
Interest Expense																															3,022,186
Long-term Debt, Gross																																								2,697,729												2,960,229
Debt Conversion, Original Debt, Amount																		1,015,604																				262,500		1,892,014					1,600,000
Debt Instrument Convertible Conversion Price Before Amendment																		$ 0.40								$ 0.40												$ 0.40		$ 0.40					$ 0.40
Gains (Losses) on Extinguishment of Debt	0	(4,769,776)	(4,769,776)															483,094	333,168							475,671	787,319											51,563		529,911	294,285	615,138		357,635	317,114
Stock Issued During Period, Shares, Conversion of Convertible Securities																				1,024,744								2,421,600											750,000			5,405,754	1,100,000			4,612,571
Amount Of Aggregate Purchase Price Payable By Assignees Waived By Original Issuer																																								264,238
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments		12,958,913																																								3,256,252					524,878
Debt Instrument, Convertible, Beneficial Conversion Feature	0	168,163	1,883,767																																					294,285
Long-term Debt, Fair Value																																								168,163
Stock Issued During Period Additional Shares Conversion Of Convertible Securities																				212,017								501,021														1,118,432	227,586			954,325
Debt Instrument Assigned Amount Amended																												2,400,000												1,100,000
Preferred Stock Deemed Dividend	4,101,659	2,702,777	10,088,832						79,278			537,499							121,152										286,298															130,049
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.32	$ 1.00	$ 1.00		$ 1.00
Preferred Stock Convertible Conversion Price									$ 0.35	$ 0.40						$ 0.35
Interest Payable																		9,140								21,600																			14,400
Debt Instrument, Unamortized Discount																			$ 897,117					$ 6,933,333
Debt Instrument, Redemption Price, Percentage																	105.00%
Debt Instrument Period Commencement Date Used To Determine Payment Of Principal And Interest																	30 months
Debt Instrument Period Following Payment And Or Conversion In Full Used To Determine Payment Of Principal And Interest																	10 days